Equity Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Equity Transactions

9.	EQUITY TRANSACTIONS

The Company’s common stock activity for the six months ended June 30, 2018 is as follows:

Common Stock

Shares Issued from Exercise of Warrants – During the period ended June 30, 2018, a total of 1,981,000 warrants were exercised in cash and cashless exercises for the issuance of an aggregate of 1,704,325 shares of common stock. The Company received cash of $22,000 upon exercise of the warrants.

Shares Issued from Exercise of Options – During the period ended June 30, 2018, a total of 487,620 options were exercised in cash exercises for 487,620 shares of common stock. The Company received cash of $34,133 upon exercise of the options.

Shares Issued from Stock Subscription – During the period ended June 30, 2018, the Company issued 17,459,067 shares of common stock to investors for net cash proceeds of $2,978,500.

Shares Issued for Services – During the period ended June 30, 2018, the Company issued 4,790,181 shares of common stock to employees and vendors for services rendered with a fair value of $2,627,417. These shares of common stock were valued based on market value of the Company’s stock price at the date of grant or agreement. Included in these issuances were 4,500,000 shares of common stock with a fair value of $1,539,000 granted to officers and a director of the Company for services rendered.

Shares Issued from Conversion of Note Payable – During the period ended June 30, 2018, the Company issued 7,383,006 shares of common stock upon conversion of notes payable and accrued interest (see Notes 4 and 6).

Shares Issued for Accrued Salary – On March 28, 2018, the Company converted $582,333 of the CEO’s accrued salary into 407,226 shares of common stock with a fair value of $582,333 at the date of conversion.

Shares Issued Upon Exercise of Put Option – In January and February 2018, the Company issued Put Notices to Kodiak and issued 3,048,105 shares of common stock in exchange for cash of $1,000,000. In addition, the Company also issued Kodiak the prorated warrants to purchase 2,000,000 shares of common stock at $0.25 per share.

Shares Repurchased. For the period ended June 30, 2018, the Company repurchased 700,000 shares of common stock from investors for $20,000.

Stock Options

Effective October 16, 2014, the Company adopted the 2014 Stock Option Plan (the “Plan”) under the administration of the board of directors to retain the services of valued key employees and consultants of the Company.

At its discretion, the Company grants share option awards to certain employees and non-employees, as defined by ASC 718, Compensation—Stock Compensation, under the 204 Stock Option Plan (the “Plan”) and accounts for its share-based compensation in accordance with ASC 718.

A summary of option activity for the six months ended June 30, 2018 is presented below.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2017	21,840,953	$0.33	2.09
Granted	1,006,272	0.33
Exercised	(487,620)	0.07
Forfeited or expired	(1,075,000)	0.55
Outstanding at June 30, 2018	21,284,605	$0.26	1.68	$7,533,282
Exercisable at June 30, 2018	9,204,808	$0.36		$2,406,294

During the six months ended June 30, 2018, the Company granted stock options to employees and consultants to purchase a total 1,006,272 shares of common stock for services rendered. The options have an average exercise price of $0.33 per share, expire in five years and vest on grant date or over a period of three years from grant date. Total fair value of these options at grant date was $259,105 using the Black-Scholes Option Pricing model.

The total stock compensation expense recognized relating to vesting of employee stock options for the six months ended June 30, 2018 amounted to $829,176. As of June 30, 2018, total unrecognized stock-based compensation expense was $1,563,155, which is expected to be recognized as part of operating expense through May 2021.

The fair value of share option award is estimated using the Black-Scholes method based on the following weighted-average assumptions:

Six Months Ended June 30,
	2018	2017
Risk-free interest rate	2.25% - 2.85%	1.76% - 1.93%
Average expected term (years)	5 years	5 years
Expected volatility	184% -190%	157%-160%
Expected dividend yield	-	-

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of measurement corresponding with the expected term of the share option award; the expected term represents the weighted-average period of time that share option awards granted are expected to be outstanding giving consideration to vesting schedules and historical participant exercise behavior; the expected volatility is based upon historical volatility of the Company’s common stock; and the expected dividend yield is based on the fact that the Company has not paid dividends in the past and does not expect to pay dividends in the future.

Warrants

The Company has the following warrants outstanding as of June 30, 2018 all of which are exercisable:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Warrants	Price	Life (Years)	Value

Outstanding at December 31, 2017	28,436,413	$0.13	2.79	$-
Granted	3,000,000	0.21	-	-
Forfeited	(48,000)	0.10	-	-
Exercised	(1,981,000)	0.15	-	-
Outstanding at June 30, 2018	29,407,413	$0.14	2.97	$13,619,258

Exercisable at June 30, 2018	29,407,413			$13,619,258

During the six months ended June 30, 2018, the Company granted warrants to note holders to purchase a total of 1,000,000 shares of common stock. The warrants are exercisable at an average price of $0.14 per share and will expire in January 2023. A total of 500,000 warrants that had been granted were accounted as derivative liability (see Note 6).

On February 21, 2018, the Company granted 2,000,000 warrants as part of the exercise of our put option with Kodiak. The exercise price of the 2,000,000 warrants is $0.25 per share and they expire on February 20, 2023.

During the six months ended June 30, 2018, a total of 1,981,000 warrants were exercised in cash and cashless exercises for 1,704,325 shares of common stock at a weighted average exercise price of $0.15. As part of these exercises, the Company also received $22,000 upon the exercises.

9.	COMMON STOCK

The following were common stock transactions during the year ended December 31, 2017:

Shares Issued from Stock Subscription – The Company issued stock subscription to investors. For the year ended December 31, 2017, the Company issued 11,182,143 common shares for a net proceed of $796,000. As part of the offering, the Company granted an investor warrants to purchase 100,000 shares of common stock. The exercise price of the 100,000 share purchase warrants is $0.40 per share, expire on May 21, 2019 and were fully vested on grant date.

Shares Issued for Services – The Company issued common shares to vendors for services rendered and are expensed based on fair market value of the stock price at the date of grant. For the year ended December 31, 2017, the Company issued 8,280,435 shares of common stock to vendors and recorded stock compensation expense of $1,647,160.

The Company granted its two officers and lead director a total of 4,500,000 common shares for services rendered since January 1, 2017 through the date of grant in March 2018. Approximately $441,000 has been recognized as part of stock compensation expense related to this award for the year ended December 31, 2017.

Shares Issued for Preferred Stock - During the year ended December 31, 2017, the Company redeemed 630,000 shares of Series A Preferred stock with a value of $630,000 in exchange for 2,862,006 shares of common stock with a fair value of $303,641 (see Note 7).

Shares Issued for Conversion of Debt - During the year ended December 31, 2017, the Company issued 1,026,195 shares of common stock with fair value of $181,845 as settlement of a note payable (see Note 4).

Shares Issued as Part of Put Notice – In September 2017, the Company entered into the Purchase Agreement with Kodiak Capital Group, LLC (“Kodiak”). As provided in the Purchase Agreement, from time to time, in our own discretion, we may require Kodiak to purchase shares of common stock from time to time by delivering a put notice (“Put Notice”) to Kodiak specifying the total number of shares to be purchased (such number of shares multiplied by the Purchase Price described below, equals the “Investment Amount”); provided there must be a minimum of ten trading days between delivery of each Put Notice. We may determine the Investment Amount provided that such amount may not be less than $25,000. Our ability to issue Put Notices to Kodiak and require Kodiak to purchase our common stock is not contingent on the trading volume of our common stock. Kodiak will have no obligation to purchase shares under the applicable Purchase Agreement to the extent that such purchase would cause Kodiak to own more than 9.99% of our then-issued and outstanding common stock (the “Beneficial Ownership Limitation”). Under the Purchase Agreement, the Company may sell shares of its common stock to Kodiak at a discounted rate of 80% based upon a 5-day average trading price prior to sale, for aggregate gross proceeds of up to $2,000,000.

The Company also agreed to grant Kodiak warrants to purchase shares of common stock up to 4 million shares at $0.25 per share. The warrants will only be granted to Kodiak in proportion to the proceeds received from the exercise of the Put Notice.

In November 2017, the Company issued a Put Notice to Kodiak and issued 656,168 shares of common stock in exchange for cash of $50,000. In addition, the Company also issued Kodiak the prorated warrants to purchase 100,000 shares of common stock at $0.25 per share.

Shares Issued for Accounts Payable - The Company amended an agreement with a vendor and issued 400,000 shares of common stock as full and final payment to the vendor on accounts payable owed of $30,000. The fair value of the shares was $56,000 at the date of issuance, and as such, the Company recorded a loss on debt extinguishment of $26,000.

Shares Issued with Note Payable – In June 2017, as part of a note payable issuance, the Company granted the note holder 50,000 shares of common stock with a fair value of $12,500 (see Note 6).

The following were common stock transactions during the year ended December 31, 2016.

Shares Issued with Note Payable – In December 2016, as part of a note payable issuance, the Company granted the note holder 240,000 shares of common stock with a fair value of $21,600.

Stock Repurchases – On January 28, 2016, the Company entered into stock repurchase agreements with three former employees and consultants to acquire an aggregate total of 9,011,324 shares of the Company’s common stock at a price of $0.02 per share on or before April 15, 2016. In accordance with the terms of the Repurchase Agreements, the Company repurchased 8,311,324 shares for total of $166,226 during the year ended December 31, 2016.

Shares Issued from Stock Subscription – The Company issued stock subscription to investors. For the year ended December 3, 2016, the Company issued 31,335,556 common shares for a net proceed of $1,524,030.

Shares Issued for Services – The Company issued common shares to consultants and vendors for services rendered and are expensed based on fair market value of the stock on the date of grant, or as the services were performed. For the year ended December 31, 2016, the Company issued 6,388,334 shares of common stock for services and recorded stock compensation expense of $726,789.

Shares Issued to Board of Directors – The Company issued common shares to board of directors for services rendered and are expensed based on fair market value of the stock price at the date of grant. For the year ended December 31, 2016, the Company issued 1,150,000 shares to board of directors and recorded stock compensation expense of $116,682.